Business Combinations - Additional information (Detail) - CNY (¥)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business combination step acquistion equity interest in acquiree remeasurement loss				¥ 2,456,000
Amortization of intangible assets				2,972,000
Impairment of intangible assets finite lived		¥ 0	¥ 0	56,778,000
Impairment charge		0	¥ 0	0
Redeemable noncontrolling interests		¥ 30,369,000
Private Company Providing Kids STEAM Courses [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	100.00%
Cash consideration	¥ 6,050,000
Private Company Providing Offline After-school Tutoring Services [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired					16.00%
Cash consideration				¥ 122,000,000	¥ 30,000,000
Business combination step acquistion equity interest in acquiree including subsequent acquistion percentage				55.00%
Private Company Providing Offline After-school Tutoring Services [Member] | From The Previous Shareholders Of The Investee [Member]
Business Acquisition [Line Items]
Cash consideration				¥ 22,000,000
Private Company Providing Offline After-school Tutoring Services [Member] | Out Of New Subscription Made By The Company [Member]
Business Acquisition [Line Items]
Cash consideration				¥ 100,000,000